Related Party Transactions (Details) - USD ($)	Jul. 22, 2024	Oct. 24, 2023	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Equipment deposits amount			$ 29,300,000	$ 29,300,000
Other receivables			$ 1,100,000	$ 1,100,000
Total convertible debt issuance		$ 15,000,000
Convertible notes		$ 15,000,000
Working capital	$ 350,000